Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes [Abstract]
Current tax expense (income)	€ 322	€ 318	€ 275
Adjustments for current tax of prior periods	2	(4)	(3)
Current tax expense (income) and adjustments for current tax of prior periods	€ 324	€ 314	€ 272